Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
March 31, 2023
VIPVS-NPRT1-0523
1.799889.119
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	141,100	5,487,048
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	41,200	3,215,660
Media - 1.0%
Interpublic Group of Companies, Inc.	96,500	3,593,660
Nexstar Broadcasting Group, Inc. Class A	14,900	2,572,634
		6,166,294
TOTAL COMMUNICATION SERVICES		14,869,002
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.6%
Adient PLC (b)	157,100	6,434,816
Autoliv, Inc.	41,700	3,893,112
		10,327,928
Broadline Retail - 0.5%
Kohl's Corp.	81,100	1,909,094
Nordstrom, Inc. (c)	94,300	1,534,261
		3,443,355
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	145,611	5,623,497
Hotels, Restaurants & Leisure - 1.7%
Bowlero Corp. Class A (b)	292,597	4,959,519
Hilton Grand Vacations, Inc. (b)	65,700	2,919,051
Red Rock Resorts, Inc.	73,400	3,271,438
		11,150,008
Household Durables - 1.7%
Mohawk Industries, Inc. (b)	36,302	3,638,186
Tempur Sealy International, Inc.	188,300	7,435,967
		11,074,153
Leisure Products - 0.5%
Mattel, Inc. (b)	183,600	3,380,076
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	444,802	5,978,139
Franchise Group, Inc.	114,400	3,117,400
Lithia Motors, Inc. Class A (sub. vtg.) (c)	25,200	5,769,036
Sally Beauty Holdings, Inc. (b)	207,900	3,239,082
Upbound Group, Inc.	122,300	2,997,573
Victoria's Secret & Co. (b)	160,200	5,470,830
		26,572,060
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	101,600	4,775,200
TOTAL CONSUMER DISCRETIONARY		76,346,277
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Primo Water Corp.	357,800	5,492,230
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (b)	244,400	9,028,136
Food Products - 1.2%
Darling Ingredients, Inc. (b)	136,463	7,969,439
TOTAL CONSUMER STAPLES		22,489,805
ENERGY - 9.1%
Energy Equipment & Services - 2.1%
Expro Group Holdings NV (b)	332,000	6,095,520
Valaris Ltd. (b)	113,400	7,377,804
		13,473,324
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp. (b)	246,700	5,696,303
Canadian Natural Resources Ltd.	302,100	16,717,765
Hess Corp.	92,200	12,201,748
Targa Resources Corp.	77,600	5,660,920
Tourmaline Oil Corp. (c)	135,100	5,629,916
		45,906,652
TOTAL ENERGY		59,379,976
Financial Services - 1.1%
Commercial & Residential Mortgage Finance - 1.1%
Walker & Dunlop, Inc.	92,300	7,030,491
FINANCIALS - 16.2%
Banks - 3.5%
East West Bancorp, Inc.	151,000	8,380,500
First Citizens Bancshares, Inc.	11,100	10,801,410
Popular, Inc.	69,300	3,978,513
Signature Bank	71,400	13,066
		23,173,489
Capital Markets - 3.1%
Ameriprise Financial, Inc.	30,500	9,348,250
LPL Financial	42,800	8,662,720
Raymond James Financial, Inc.	27,100	2,527,617
		20,538,587
Consumer Finance - 2.1%
OneMain Holdings, Inc.	129,700	4,809,276
PROG Holdings, Inc. (b)	113,571	2,701,854
SLM Corp.	516,300	6,396,957
		13,908,087
Diversified Financial Services - 1.4%
Apollo Global Management, Inc.	142,800	9,019,248
Financial Services - 1.3%
Global Payments, Inc.	80,400	8,461,296
Insurance - 4.8%
American Financial Group, Inc.	61,400	7,460,100
Assurant, Inc.	55,600	6,675,892
First American Financial Corp.	85,200	4,742,232
Reinsurance Group of America, Inc.	30,605	4,063,120
The Travelers Companies, Inc.	49,800	8,536,218
		31,477,562
TOTAL FINANCIALS		106,578,269
HEALTH CARE - 5.2%
Health Care Providers & Services - 4.2%
AdaptHealth Corp. (b)	262,900	3,267,847
Centene Corp. (b)	149,700	9,462,537
Cigna Group	34,900	8,917,997
Tenet Healthcare Corp. (b)	101,100	6,007,362
		27,655,743
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (b)	45,900	6,716,547
TOTAL HEALTH CARE		34,372,290
INDUSTRIALS - 17.9%
Air Freight & Logistics - 1.1%
FedEx Corp.	31,400	7,174,586
Building Products - 1.8%
Builders FirstSource, Inc. (b)	131,200	11,647,936
Commercial Services & Supplies - 1.0%
The Brink's Co.	99,300	6,633,240
Construction & Engineering - 4.1%
Fluor Corp. (b)	203,500	6,290,185
Granite Construction, Inc.	138,800	5,701,904
MDU Resources Group, Inc.	230,800	7,034,784
Willscot Mobile Mini Holdings (b)	169,300	7,936,784
		26,963,657
Electrical Equipment - 2.1%
Regal Rexnord Corp.	55,500	7,810,515
Sensata Technologies, Inc. PLC	112,800	5,642,256
		13,452,771
Ground Transportation - 3.3%
RXO, Inc.	195,700	3,843,548
TFI International, Inc. (Canada) (c)	53,000	6,324,314
U-Haul Holding Co. (non-vtg.)	103,600	5,371,660
XPO, Inc. (b)	188,500	6,013,150
		21,552,672
Machinery - 3.1%
Allison Transmission Holdings, Inc.	116,900	5,288,556
Flowserve Corp.	234,400	7,969,600
Kennametal, Inc. (c)	253,300	6,986,014
		20,244,170
Professional Services - 1.0%
Manpower, Inc.	78,100	6,445,593
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (b)	50,200	2,954,270
TOTAL INDUSTRIALS		117,068,895
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.1%
Lumentum Holdings, Inc. (b)	134,700	7,275,147
Electronic Equipment & Components - 2.4%
Flex Ltd. (b)	427,000	9,825,270
Vontier Corp.	212,200	5,801,548
		15,626,818
Semiconductors & Semiconductor Equipment - 0.5%
Skyworks Solutions, Inc.	24,300	2,866,914
Software - 0.9%
NCR Corp. (b)(c)	258,400	6,095,656
TOTAL INFORMATION TECHNOLOGY		31,864,535
MATERIALS - 11.8%
Chemicals - 5.8%
Axalta Coating Systems Ltd. (b)	184,700	5,594,563
Celanese Corp. Class A	54,700	5,956,283
Methanex Corp. (c)	133,600	6,216,408
Olin Corp.	122,101	6,776,606
The Chemours Co. LLC	161,500	4,835,310
Tronox Holdings PLC	238,000	3,422,440
Westlake Corp.	47,600	5,520,648
		38,322,258
Containers & Packaging - 2.5%
Crown Holdings, Inc.	69,600	5,756,616
O-I Glass, Inc. (b)	278,700	6,329,277
WestRock Co.	143,600	4,375,492
		16,461,385
Metals & Mining - 2.8%
Arconic Corp. (b)	310,400	8,141,792
Constellium NV (b)	367,300	5,612,344
Freeport-McMoRan, Inc.	114,300	4,676,013
		18,430,149
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	82,000	4,445,220
TOTAL MATERIALS		77,659,012
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 6.6%
CubeSmart	219,100	10,126,802
Equity Lifestyle Properties, Inc.	99,900	6,706,287
Essex Property Trust, Inc.	29,900	6,253,286
Prologis (REIT), Inc.	59,547	7,429,679
Welltower, Inc.	170,300	12,208,807
		42,724,861
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc. (b)	65,500	9,529,595
TOTAL REAL ESTATE		52,254,456
UTILITIES - 8.3%
Electric Utilities - 6.4%
Constellation Energy Corp.	116,433	9,139,991
Edison International	109,000	7,694,310
Entergy Corp.	66,200	7,132,388
PG&E Corp. (b)	847,600	13,705,692
Southern Co.	66,000	4,592,280
		42,264,661
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	322,600	7,768,208
Vistra Corp.	195,400	4,689,600
		12,457,808
TOTAL UTILITIES		54,722,469
TOTAL COMMON STOCKS (Cost $563,805,413)		654,635,477

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (d)	205,863	205,904
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	21,895,153	21,897,342
TOTAL MONEY MARKET FUNDS (Cost $22,103,246)		22,103,246

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $585,908,659)	676,738,723
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(21,123,416)
NET ASSETS - 100.0%	655,615,307

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,487,048 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,879,817	44,834,059	46,507,972	128,706	-	-	205,904	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	13,679,117	75,809,180	67,590,955	14,348	-	-	21,897,342	0.1%
Total	15,558,934	120,643,239	114,098,927	143,054	-	-	22,103,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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